                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001


Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one): [ ]  is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AEW Capital Management, L.P.
Address:    Two Seaport Lane
            Boston, MA  02210-2021


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan

Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.

Phone:  (617) 261-9324

Signature, Place and Date of Signing:


/s/ James J. Finnegan                         Boston, Massachuetts                   May 14, 2001
---------------------                    ------------------------------         ---------------------
     [Signature]                                 [City, State]                          [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:  1,248,229


List of Other Included Managers:


No.                        Form 13 File Number                Name

1                          28-6536                            AEW Capital Management, Inc.
2                          28-6808                            CDC IXIS Management North
                                                              America (formerly Nvest Companies, L.P.)

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                           VALUE
           NAME OF ISSUER                        TITLE OF CLASS              CUSIP                        (X$1000)
-------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                 Common Stock             00163T109                       38,838
-------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                             Common Stock             03748r101                       58,993
-------------------------------------------------------------------------------------------------------------------------
Archstone Communities                             Common Stock             039581103                       52,457
-------------------------------------------------------------------------------------------------------------------------
Arden Realty                                      Common Stock             039793104                       19,947
-------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                            Common Stock             053484101                       49,121
-------------------------------------------------------------------------------------------------------------------------
Beacon Capital                                    Common Stock             073561102                        5,955
-------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                           Common Stock             101121101                       75,481
-------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                             Common Stock             112900105                       15,898
-------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                            Common Stock             127072106                        6,484
-------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                             Common Stock             133131102                       31,410
-------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                                Common Stock             144418100                       26,128
-------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                             Common Stock             832197107                       41,143
-------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                           Common Stock             161726104                           17
-------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.                       Common Stock             163421100                       18,528
-------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                          Common Stock             225756105                       15,732
-------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.                          Common Stock             228227104                          148
-------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.                       Common Stock             232743104                          667
-------------------------------------------------------------------------------------------------------------------------
Developers Diversified                            Common Stock             251591103                        1,020
-------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                           Common Stock             264411505                       32,256
-------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                            Common Stock             29380T105                           19
-------------------------------------------------------------------------------------------------------------------------
Equity Office Properties                          Common Stock             294741103                       87,400
-------------------------------------------------------------------------------------------------------------------------
Equity Residential                                Common Stock             29476l107                       49,916
-------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G                 Convertible Preferred    29476L859                        4,705
-------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust                         Common Stock             313747206                       22,676
-------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am                      Common Stock             351807102                       10,898
-------------------------------------------------------------------------------------------------------------------------
General Growth Prop                               Common Stock             370021107                       30,761
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            VOTING AUTHORITY
                                         SH or         INVESTMENT              OTHER        --------------------------------------
                 NAME OF ISSUER         RN AMT         DISCRETION             MANAGERS           SOLE         SHARED          NONE
----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                      1,578,775     Shared-Defined         01 02                1,578,775
----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                  1,327,172     Shared-Defined         01 02                1,327,172
----------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                  2,132,387     Shared-Defined         01 02                2,132,387
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty                             845,200     Shared-Defined         01 02                  845,200
----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                 1,072,280     Shared-Defined         01 02                1,072,280
----------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                         1,488,725     Shared-Defined         01 02                1,488,725
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                1,963,100     Shared-Defined         01 02                1,963,100
----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                    954,850     Shared-Defined         01 02                  954,850
----------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                   334,250     Shared-Defined         01 02                  334,250
----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                    944,656     Shared-Defined         01 02                  944,656
----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                       915,800     Shared-Defined         01 02                  915,800
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                    904,450     Shared-Defined         01 02                  904,450
----------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                      550     Shared-Defined         01 02                      550
----------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.              439,050     Shared-Defined         01 02                  439,050
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                 693,050     Shared-Defined         01 02                  693,050
----------------------------------------------------------------------------------------------------------------------------------
Crown Castle Intl. Corp.                   9,967     Shared-Defined         01 02                    9,967
----------------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.            1,422,229     Shared-Defined         01 02                1,422,229
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                    69,400     Shared-Defined         01 02                   69,400
----------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                1,393,336     Shared-Defined         01 02                1,393,336
----------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                     1,300     Shared-Defined         01 02                    1,300
----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties               3,121,425     Shared-Defined         01 02                3,121,425
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential                       959,361     Shared-Defined         01 02                  959,361
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G        194,968     Shared-Defined         01 02                  194,968
----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust              1,159,300     Shared-Defined         01 02                1,159,300
----------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am             437,300     Shared-Defined         01 02                  437,300
----------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                      880,150     Shared-Defined         01 02                  880,150
----------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                           VALUE
        NAME OF ISSUER                            TITLE OF CLASS            CUSIP                         (X$1000)
-------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                             Common Stock             379302102                          496
-------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                              Common Stock             431284108                        4,622
-------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                            Common Stock             44106m102                       35,282
-------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                               Common Stock             44107p104                       15,236
-------------------------------------------------------------------------------------------------------------------------
Internap Network Services                         Common Stock             45885A102                        2,325
-------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                               Common Stock             49427f108                       21,465
-------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                                Common Stock             49446r109                       22,432
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                            Common Stock             531172104                       29,790
-------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                            Common Stock             554382101                        9,762
-------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties                           Common Stock             694396102                        5,006
-------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                                Common Stock             69806L104                       12,129
-------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                              Common Stock             718333107                        1,959
-------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                             Common Stock             737464107                        3,915
-------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                               Common Stock             740706106                       33,453
-------------------------------------------------------------------------------------------------------------------------
Prologis Trust                                    Common Stock             743410102                       33,140
-------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                               Common Stock             74460d109                       47,951
-------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                               Common Stock             75621k106                       15,432
-------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A                           Convertible Preferred    75621K205                        1,776
-------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                             Common Stock             758849103                       19,956
-------------------------------------------------------------------------------------------------------------------------
Rouse Co.                                         Common Stock             779273101                       10,987
-------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                             Common Stock             82567d104                        6,995
-------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B                      Convertible Preferred    828806406                       10,175
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group                              Common Stock             828806109                       36,519
-------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.                           Common Stock             848497103                       64,959
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts                         Common Stock             85590A203                       20,734
-------------------------------------------------------------------------------------------------------------------------
Summit Properties                                 Common Stock             866239106                       17,255
-------------------------------------------------------------------------------------------------------------------------

                                                                                                              VOTING AUTHORITY
                                   SH or           INVESTMENT            OTHER          --------------------------------------------
        NAME OF ISSUER             PRN AMT         DISCRETION           MANAGERS             SOLE           SHARED            NONE
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                32,850     Shared-Defined         01 02                   32,850
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                187,520     Shared-Defined         01 02                  187,520
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties            1,336,450     Shared-Defined         01 02                1,336,450
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.               1,304,491     Shared-Defined         01 02                1,304,491
------------------------------------------------------------------------------------------------------------------------------------
Internap Network Services         1,200,179     Shared-Defined         01 02                1,200,179
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                 800,650     Shared-Defined         01 02                  800,650
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                  521,675     Shared-Defined         01 02                  521,675
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust            1,054,900     Shared-Defined         01 02                1,054,900
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)              444,750     Shared-Defined         01 02                  444,750
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties             886,100     Shared-Defined         01 02                  886,100
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                  547,600     Shared-Defined         01 02                  547,600
------------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                477,750     Shared-Defined         01 02                  477,750
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.               111,868     Shared-Defined         01 02                  111,868
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties               1,357,100     Shared-Defined         01 02                1,357,100
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                    1,650,397     Shared-Defined         01 02                1,650,397
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.               1,826,711     Shared-Defined         01 02                1,826,711
------------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                 692,000     Shared-Defined         01 02                  692,000
------------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A              82,589     Shared-Defined         01 02                   82,589
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.               798,250     Shared-Defined         01 02                  798,250
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                           424,850     Shared-Defined         01 02                  424,850
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs               264,950     Shared-Defined         01 02                  264,950
------------------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B        140,350     Shared-Defined         01 02                  140,350
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group              1,426,532     Shared-Defined         01 02                1,426,532
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.           1,184,300     Shared-Defined         01 02                1,184,300
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts           609,650     Shared-Defined         01 02                  609,650
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties                   704,300     Shared-Defined         01 02                  704,300
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                                                                                 VALUE                 SH or
           NAME OF ISSUER                        TITLE OF CLASS              CUSIP             (X$1000)               PRN AMT
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                              Common Stock             866674104            16,338                 495,100
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                            Common Stock             875465106                14                     700
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                                 Common Stock             896938107             1,582                 105,100
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A               Convertible Preferred    929042208             5,616                 111,643
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                             Common Stock             929042109            44,329               1,237,200
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                                1,248,229              47,261,536
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       VOTING AUTHORITY
                                                  INVESTMENT              OTHER        ------------------------------------------
           NAME OF ISSUER                         DISCRETION             MANAGERS               SOLE         SHARED            NONE
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                            Shared-Defined         01 02                  495,100
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                          Shared-Defined         01 02                      700
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                               Shared-Defined         01 02                  105,100
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A             Shared-Defined         01 02                  111,643
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                           Shared-Defined         01 02                1,237,200
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                              47,261,536
------------------------------------------------------------------------------------------------------------------------------------